Commitments and contingencies	12 Months Ended
Dec. 31, 2025
Commitments And Contingencies [Abstract]
Commitments and contingencies
20.
Commitments and contingencies

The Company is party to certain management contracts. These contracts require payments of approximately $20,310,000 to directors, officers and consultants of the Company upon the occurrence of a change in control of the Company, as such term is defined by each respective consulting agreement. The Company is also committed to payments upon termination of approximately $9,128,000 pursuant to the terms of these contracts. As a triggering event has not taken place, these amounts have not been recorded in these consolidated financial statements.

The Company has been involved in a number of lawsuits challenging the Company’s environmental and construction license since 2016. The Company has been successful in defending these matters but the outcome of the recent counterclaims is not determinable yet.

In September 2022, the Company entered into a non-exclusive offtake agreement (the “Amaggi Offtake Agreement”) with Amaggi Exportação E Importação Ltda. (“Amaggi”), pursuant to which the Company will supply to Amaggi, and Amaggi will purchase from the Company, a certain minimum quantity of the Company's potash product each year, which minimum quantity will generally be approximately 551,000 tons of potash per year following a three-year ramp-up period. If the Company fails to supply, or Amaggi fails to purchase, between 20% and 50% of such minimum quantity in any given year, a penalty would be imposed on the Company or Amaggi, respectively, that is equal to the product of (i) the quantity of potash that the Company fails to supply or Amaggi fails to purchase, as applicable, and (ii) 30% of the purchase price charged by the Company for potash product during that year, and if the Company fails to supply, or Amaggi fails to purchase, above 50% of such minimum quantity in any given year, a penalty would be imposed on the Company or Amaggi, respectively, that is equal to the product of (a) the quantity of potash that the Company fails to supply or Amaggi fails to purchase, as applicable, and (b) 50% of the purchase price charged by the Company for potash product during that year. Amaggi may also request to increase the minimum quantity in any given year during the term of the Amaggi Offtake Agreement, subject to the Company's confirmation that it will have sufficient production and availability of potash product at the Autazes Project. Under the Amaggi Offtake Agreement, the purchase price for the Company's potash will be payable in Brazilian real, will be based upon, among other factors, the prevailing market prices for potash at the time purchase orders are placed by Amaggi, and will be subject to a discount that will be applied to purchases made by Amaggi. Additionally, Amaggi has an option to lock in the purchase price for the Company's potash for an entire year under the Amaggi Offtake Agreement. The term of the Amaggi Offtake Agreement is 17 years commencing upon the conclusion of a test period of up to six months in order to confirm specifications for the Company's potash product and satisfy certain other customary conditions precedent. Either party may terminate the Amaggi Offtake Agreement if, among other things, the other party is not in compliance with any condition precedent and such non-compliance is not waived. In such a case, the non-compliant party will be subject to a penalty equal to the product of (i) the total amount of potash that is expected to be supplied and purchased during the three-year period following the date of termination, and (ii) the average price charged by the Company for its potash product during the period of up to three years prior to the date of termination. The Amaggi Offtake Agreement may also be terminated without penalty (i) by either party in the event of, among other things, bankruptcy, judicial or extrajudicial recovery, or insolvency of the other party, or (ii) by the Company if the Company abandons the Autazes Project prior to the commencement of any commercial potash production.

In September 2022, the Company entered into a distribution and marketing agreement (the “Amaggi Distribution and Marketing Agreement”) with Amaggi, pursuant to which Amaggi has the exclusive right to distribute and market, and provide certain advisory services to the Company with respect to, potash product that the Company will produce at the Autazes Project, subject to certain exceptions. Under the Amaggi Distribution and Marketing Agreement, Amaggi will be entitled to a commission that will be calculated based on the gross sales value of the potash marketed and distributed by Amaggi, provided that, to the extent the Company makes any sales of the Company's potash to any third parties without the assistance of Amaggi, the Company will pay to Amaggi an agreed-upon percentage of the gross value of such other sales of the Company's potash. The term of the Amaggi Distribution and Marketing Agreement is 15 years commencing upon the start of commercial potash production at the Autazes Project. The Amaggi Distribution and Marketing Agreement may be terminated by either party in the event of, among other things, a (i) material breach by the other party of its obligations under the Amaggi Distribution and Marketing Agreement, which breach is not cured within 15 days of notice of such breach, or (ii) bankruptcy, judicial or extrajudicial court reorganization or insolvency of the other party. In addition, Amaggi may unilaterally terminate the Amaggi Distribution and Marketing Agreement if the Company undergoes a corporate reorganization without Amaggi’s prior approval, or the Company is in breach of certain representations related to human and labor rights and environmental laws. Furthermore, the Company may unilaterally terminate the Amaggi Distribution and Marketing Agreement in the event of a serious environmental default caused by Amaggi.

In September 2022, the Company entered into a shipping agreement (the “Hermasa Shipping Agreement”) with Hermasa Navegação da Amazônia Ltda. (“Hermasa”), pursuant to which, Hermasa will transport, ship and deliver the Company's potash product that the Company will produce at the Autazes Project to ports located in various locations throughout Brazil. Under the Hermasa Shipping Agreement, Hermasa has the exclusive right to transport the Company's potash to ports located in Miritituba and Porto Velho, and has a first right of refusal to transport the Company's potash to all other ports in Brazil. Under the Hermasa Shipping Agreement, the Company is obligated to provide for delivery, and Hermasa is obligated to transport, ship and deliver, a certain minimum quantity of potash each year during the term of the Hermasa Shipping Agreement, which minimum quantity will range between approximately 2.2 to 3.0 million tons of potash following a four-year ramp-up period. Failure by the Company to provide, or Hermasa’s failure to transport, the minimum quantity of potash will result in a penalty to the Company or Hermasa, as applicable. The Company will pay Hermasa a delivery fee of a fixed rate per metric ton of potash delivered, subject to a monthly adjustment for fuel prices and an annual adjustment for inflation. The term of the Hermasa Shipping Agreement is 15 years commencing immediately after a six-month trial period. The Hermasa Shipping Agreement may be terminated by either party in the event of, among other things, a (i) material breach by the other party of its obligations under of the Hermasa Shipping Agreement , which breach is not cured within 15 days of notice of such breach, or (ii) bankruptcy, judicial or extrajudicial court reorganization or insolvency of the other party. In addition, Hermasa may unilaterally terminate the Hermasa Shipping Agreement if the Company undergoes a corporate reorganization without Hermasa’s prior approval, or the Company is in breach of certain of our representations related to licenses and permits or commercial production at the Autazes Project. Furthermore, the Company may unilaterally terminate the Hermasa Shipping Agreement if Hermasa is in breach of certain of its representations related to licenses and permits or of its indemnification obligations to us.

On November 1, 2024, the Company and its Subsidiary entered into an option agreement (the “Option Agreement”) with Franco-Nevada Corporation (“Franco Nevada”), pursuant to which, in exchange for the payment by Franco-Nevada to the Company of cash consideration of $1,000,000, Franco-Nevada acquired an option (the “Option”) to purchase a perpetual royalty equal to 4% of the gross revenue from all of the MOP the Company will produce and sell from the Autazes Property (the “Royalty”). The Royalty would also apply to any potash produced and sold from other properties (including after-acquired properties) owned or held by the Subsidiary or any of its affiliates, where such potash is processed using processing facilities related to the Autazes Project. The purchase price for the Royalty (the “Royalty Purchase Price”) will be equal to the amount that would result in the forecasted Royalty revenue yielding Franco-Nevada a 12.5% pre-tax internal rate of return, and will be calculated at the earlier of (i) the time at which Franco-Nevada exercises the Option, and (ii) the beginning of the final 60-day period in which Franco-Nevada is permitted to exercise the Option under the terms of the Option Agreement. The calculation of the forecasted Royalty revenue will be based on forecasted annual production volumes of the Autazes Project, as outlined in the definitive feasibility study for the Autazes Project and analyst long-term consensus prices for potash (cost and freight Brazil). Following the exercise by Franco-Nevada of the Option pursuant to the Option Agreement and subject to the conditions precedent described below, the Royalty Purchase Price will be paid by Franco-Nevada, if and when the Company has obtained full financing of project costs to achieve a minimum rate of potash production at the Autazes Project (as set forth in the Option Agreement), in quarterly installments pro rata with other sources of financing. The Royalty Purchase Price will only be used by the Company to fund costs for the construction and operation of the Autazes Project. Franco- Nevada is not obligated to pay any portion of the Royalty Purchase Price until certain conditions precedent are satisfied or waived, including, among others, (a) the Company’s Subsidiary and its affiliates, Franco-Nevada, and each third-party lender providing financing for the Autazes Project entering into an intercreditor agreement; (b) receipt of all necessary regulatory and material third-party approvals and consents for the Autazes Project; and (c) the Subsidiary providing Franco-Nevada evidence of the continued availability of financing for the Autazes Project (including completed equity financings representing at least 30% of the total costs to achieve a minimum rate of potash production at the Autazes Project, as set forth in the Option Agreement). Franco Nevado is also a shareholder of the Company.

On November 13, 2024, a supplier of the Company filed a statement of claim in the Ontario Superior Court of Justice in the amount of $367,080. As at December 31, 2025, the Company has not recorded this amount in these consolidated financial statements as it believes the claim is without merit.

On August 20, 2025, the Company announced the execution of a definitive commercial offtake agreement between its Subsidiary, and Keytrade Fertilizantes Brasil Ltda. ("Keytrade"), the Brazilian subsidiary of Keytrade AG, one of the world's leading fertilizer trading companies. The binding agreement (the “Agreement”) establishes a 10-year take-or-pay commitment for Keytrade to purchase up to ~900,000 tons of potash annually from the Autazes Potash Project.

On October 28, 2025, the Company entered into our third commercial offtake agreement between Potássio do Brasil Ltda., a wholly-owned subsidiary of the Company, and Kimia Solutions Ltda. ("Kimia"), part of Bulkfertz, a Brazilian fertilizer trading and distribution company established in 1978 by Nelson Moreno. The binding agreement (the "Agreement") establishes a 10-year take-or-pay commitment for Kimia to purchase up to 704,000 tons of potash annually from the Autazes Potash Project at market prices. The agreement terms are Kimia agreed to purchase between 23% to 32% of Brazil Potash's annual potash production, up to a maximum of 704,000 tons per year, on a take-or-pay basis. The Agreement has a 10-year term, aligning project financing requirements and ensuring long-term revenue visibility and stability. Kimia’s offtake obligations will commence upon the start of production and scale proportionally during the ramp-up period to full production capacity. The Agreement permits Brazil Potash to assign future payment rights to financial institutions for project financing purposes. Once commercial production of potash commences, the Company will be required to pay financial compensation for such mineral exploitation (Compensação Financeira pela Exploração Mineral) in the form of a royalty (which we refer to as the “Mining Royalty”), currently at a rate of 2% of our gross revenue, which will be divided among various Brazilian federal, state and municipal governmental offices and agencies, including the Brazilian National Mining Agency and other environmental agencies, as determined by Brazilian law and regulations. Additionally, we will be required to pay a royalty equal to 50% of the Mining Royalty to the owners of any land not owned by our Company or Potássio do Brasil Ltda.